Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of intangible assets

	As of December 31,
	2022	2023
Cost:
Computer software	23,802	23,819
Developed technologies	117	117
Customer relationship	2,135	2,135
Brand name	1,162	1,162
Contract backlog	585	585
Advertising contract	53,287	53,287
Total cost	81,088	81,105
Less: Accumulated amortization	(30,326)	(30,909)
Less: Accumulated impairment losses (Note 2(r))	(49,778)	(50,219)
Exchange differences	7	23
Intangible assets, net	991	—

Schedule of amortization expense recognized

	For the years ended December 31,
	2021	2022	2023
Cost of revenues	3,070	2,783	548
Sales and marketing expenses	12	22	13
General and administrative expenses	156	185	5
	3,238	2,990	566